SEPTEMBER 30, 2016 | PROSPECTUS

THE ARBITRAGE FUND

  Class R (Nasdaq Symbol: ARBFX)

Class I (Nasdaq Symbol: ARBNX)

Class C (Nasdaq Symbol: ARBCX)

Class A (Nasdaq Symbol: ARGAX)

  THE ARBITRAGE CREDIT OPPORTUNITIES FUND

  Class R (Nasdaq Symbol: ARCFX)

Class I (Nasdaq Symbol: ACFIX)

Class C (Nasdaq Symbol: ARCCX)

Class A (Nasdaq Symbol: AGCAX)

  THE ARBITRAGE EVENT-DRIVEN FUND

  Class R (Nasdaq Symbol: AEDFX)

Class I (Nasdaq Symbol: AEDNX)

Class C (Nasdaq Symbol: AEFCX)

Class A (Nasdaq Symbol: AGEAX)

  THE ARBITRAGE TACTICAL EQUITY FUND

  Class R (Nasdaq Symbol: ATQFX)

Class I (Nasdaq Symbol: ATQIX)

Class C (Nasdaq Symbol: ATQCX)

Class A (Nasdaq Symbol: ATQAX)

41 Madison Avenue, 42nd Floor | New York, New York 10010

The Arbitrage Funds currently offers four fund series to investors — The Arbitrage Fund, The Arbitrage Credit Opportunities Fund, The Arbitrage Event-Driven Fund and The Arbitrage Tactical Equity Fund (the "Funds"), each of which has four classes of shares (the "Classes"). The Classes differ only in the expenses and sales charges to which they are subject and with respect to investment eligibility requirements.

The Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The Arbitrage Credit Opportunities Fund seeks to provide current income and capital growth by investing in debt securities impacted by events such as mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings and other special situations. The Arbitrage Event-Driven Fund seeks to achieve capital growth by investing in securities of companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. The Arbitrage Tactical Equity Fund seeks to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment. The investment adviser to the Funds is Water Island Capital, LLC, 41 Madison Avenue, 42nd Floor, New York, New York 10010.

This Prospectus contains information about the Funds that you should know before investing, including information about risks. Please read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

2	Summary Sections
2	The Arbitrage Fund
12	The Arbitrage Credit Opportunities Fund
24	The Arbitrage Event-Driven Fund
34	The Arbitrage Tactical Equity Fund
44	Additional Important Information Regarding Fund Expenses And
Dividends On Short Positions
47	Investment Objective, Policies And Risks
59	The Adviser
62	Distribution Arrangements
63	Net Asset Value
64	How To Purchase Shares
72	Redemptions
78	Exchanging Shares
78	Tax Status, Dividends And Distributions
81	Financial Highlights

THE ARBITRAGE FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to achieve capital growth by engaging in merger arbitrage.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class R Shares	Class I Shares	Class C Shares		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00	%(1)	None(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None		None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	None		2.00	%(3)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)(4)	2.00%	2.00%	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	None	1.00%	0.25%
Other Expenses	0.58%	0.58%	0.58%	0.58	%(5)
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.41%	0.41%	0.41%	0.41%
All Remaining Other Expenses	0.17%	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses(6)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.91%	1.66%	2.66%	1.91%

(1)  This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.

(2)  A deferred sales charge of up to 0.50% will be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.

2 PROSPECTUS | SEPTEMBER 30 • 2016

(3)  The redemption fee does not apply to purchases of $250,000 or more of Class A shares, which are subject to a contingent deferred sales charge.

(4)  Exchange privileges do not apply to Class A or Class C shares until such shares have been held for at least 30 days.

(5)  The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Class A shares, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.

(6)  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$194	$600	$1,032	$2,233
Class I Shares	$169	$523	$902	$1,965
Class C Shares	$369	$826	$1,410	$2,993
Class A Shares	$439	$835	$1,256	$2,427

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$194	$600	$1,032	$2,233
Class I Shares	$169	$523	$902	$1,965
Class C Shares	$269	$826	$1,410	$2,993
Class A Shares	$439	$835	$1,256	$2,427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 321% of the average value of its portfolio.

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THE ARBITRAGE FUND

Principal Investment Strategies

In attempting to achieve its investment objective, under normal market conditions the Fund will seek to invest at least 80% of its net assets in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund's investment adviser uses investment strategies designed to minimize market exposure, including short selling and the purchasing and selling of options. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities, as per the terms of the transaction, may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its investment objective. The Fund will generally sell or cover a security when the securities of the companies involved in the transaction no longer meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Active Management Risk: Each Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such

4 PROSPECTUS | SEPTEMBER 30 • 2016

payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Currency Risks: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Currency forward/futures contracts also may deny the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased) and swap contracts.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Hedging Transaction Risk: The success of the Fund's hedging strategy, if used, will be subject to the Adviser's ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Portfolio Turnover Risks: The Fund's investment strategies may result in high portfolio turnover rates. This may increase the Fund's brokerage commission costs, which would reduce performance.

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THE ARBITRAGE FUND

Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund's net asset value may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund's investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Options Risks: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Total Return Swap Risks: In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the

6 PROSPECTUS | SEPTEMBER 30 • 2016

amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund's performance has varied over time. The performance shown reflects the performance of the Fund's Class R shares before and after taxes and the Fund's Class I, Class C and Class A shares before taxes.

The bar chart and performance table shown below depict the performance of the Fund's Class R shares for the periods indicated and show how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund's Class I, Class C shares and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.arbitragefunds.com.

Year-by-Year Annual Total Returns through December 31, 2015 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 4.71% during the quarter ended June 30, 2009 and the lowest return for a quarter was -2.40% during the quarter ended June 30, 2010.

The year-to-date return of the Fund's Class R shares through June 30, 2016 is 2.00%.

While the Class I, Class C, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C and Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.

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THE ARBITRAGE FUND

Average Annual Total Returns for Periods Ended December 31, 2015

The table below shows the Fund's average annual total returns for Class R shares, Class I shares, Class C shares and Class A shares compared with those of the Standard & Poor's 500® Index and the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index. The table also presents the impact of taxes on the returns of the Fund's Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index was added to the table below on September 30, 2016. The Adviser believes that, given the Fund's investment objective and strategy, the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index provides a more appropriate basis for performance comparison.

Average Annual Total Returns

THE ARBITRAGE FUND	One Year	Five Years	Ten Years	Since Inception*
Class R Return Before Taxes	0.61%	1.52%	3.10%	4.23%
Class R Return After Taxes on Distributions	(0.32)%	0.96%	2.11%	3.27%
Class R Return After Taxes on Distributions and Sale of Fund Shares	0.43%	0.98%	2.06%	3.01%
Class I Return Before Taxes	0.90%	1.76%	3.33%	3.01%
Class C Return Before Taxes	(1.08)%	N/A	N/A	0.30%
Class A Return Before Taxes	(1.85)%	N/A	N/A	0.32%
STANDARD & POOR'S 500® INDEX (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%	4.21%
BOFA MERRILL LYNCH U.S. 3-MONTH TREASURY BILL INDEX (reflects no deduction for fees, expenses, or taxes)	0.05%	0.07%	1.24%	1.70%

8 PROSPECTUS | SEPTEMBER 30 • 2016

*  The inception date for Class R shares is September 18, 2000, the inception date for Class I shares is October 17, 2003, the inception date for Class C shares is June 1, 2012, and the inception date for the Class A shares is June 1, 2013. The "Since Inception" returns reflected for the Standard & Poor's 500 Index and BofA Merrill Lynch U.S. 3-Month Treasury Bill Index are based on the inception date for Class R shares.

  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Investment Adviser

Water Island Capital, LLC is the investment adviser to the Fund.

Portfolio Managers

Portfolio Manager	Portfolio Manager Since
John Orrico, CFA, President, CIO, Trustee of The Arbitrage Funds	September 2000
Roger Foltynowicz, CAIA	January 2005
Todd Munn	January 2005
Matthew Osowiecki	June 2016

Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

Minimum Investment Amounts Class I Shares – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

You may conduct transactions by mail (Regular Mail to The Arbitrage Funds, c/o DST Systems, Inc., P.O. Box 219842, Kansas City, Missouri 64121-9842, or Express/Overnight Mail to The Arbitrage Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105), or by telephone at (800) 295-4485. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. Investors who wish to purchase, exchange or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange or sell shares of the Fund may be placed. The Fund's transfer agent is open from 9:00 a.m. to 5:00 p.m. Eastern Time for purchase, exchange or redemption orders.

Minimum Investment Amounts Class C and Class A Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class C or Class A shares.

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THE ARBITRAGE FUND

Purchases, exchanges and redemptions of Class C and Class A shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Fund's distributor. Financial intermediaries may charge additional fees for their services. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day's net asset value.

Tax Information

The Fund's distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

10 PROSPECTUS | SEPTEMBER 30 • 2016

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THE ARBITRAGE CREDIT OPPORTUNITIES FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to provide current income and capital growth.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class R Shares	Class I Shares	Class C Shares		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00	%(1)	None(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None		None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	None		2.00	%(3)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)(4)	2.00%	2.00%	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares		Class I Shares	Class C Shares	Class A Shares
Management Fees	1.00%		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%		None	1.00%	0.25%
Other Expenses	0.68	%(5)	0.68%	0.68%	0.68	%(5)
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.18%		0.18%	0.18%	0.18%
All Remaining Other Expenses	0.50%		0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses(6)	0.02%		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.95%		1.70%	2.70%	1.95%
Fee Waiver(7)	(0.25)%		(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver(7)	1.70%		1.45%	2.45%	1.70%

(1)  This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.

(2)  A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.

12 PROSPECTUS | SEPTEMBER 30 • 2016

(3)  The redemption fee does not apply to purchases of $500,000 or more of Class A shares, which are subject to a contingent deferred sales charge.

(4)  Exchange privileges do not apply to Class A or Class C shares until such shares have been held for at least 30 days.

(5)  The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Class R and Class A shares, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement

(6)  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.

(7)  The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser pursuant to which the adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so that they do not exceed 1.50% of the Fund's average daily net assets allocable to the Class R shares, 1.25% of the Fund's average daily net assets allocable to the Class I shares, 2.25% of the Fund's average daily net assets allocable to the Class C shares, and 1.50% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2017, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived and the recoupment is done within three years after the year in which the expense is waived.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$173	$588	$1,029	$2,255
Class I Shares	$148	$511	$900	$1,988
Class C Shares	$348	$815	$1,408	$3,014
Class A Shares	$492	$894	$1,321	$2,506

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$173	$588	$1,029	$2,255
Class I Shares	$148	$511	$900	$1,988
Class C Shares	$248	$815	$1,408	$3,014
Class A Shares	$492	$894	$1,321	$2,506

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THE ARBITRAGE CREDIT OPPORTUNITIES FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 181% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield bonds commonly known as "junk bonds"), bank loans, convertible and preferred securities, credit default swaps and other debt instruments and derivatives that the Fund's investment adviser believes have debt-like characteristics. The Fund invests in both domestic and foreign debt securities. The principal type of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, total return swaps, futures and options.

The Fund invests primarily in debt securities whose returns the adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings and other special situations. The Fund also uses a relative value approach and may express positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assesses their potential impact on security prices.

The Fund may engage in short-term trading strategies, and may engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund may seek to mitigate the risk of volatility (the appreciation or depreciation of the value of a security over a period of time) and duration (the impact of interest rate changes on fixed-income securities) by engaging in short sales and/or investing in derivatives, including credit default swaps, interest rate swaps, futures and options. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process.

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including securities that are unrated, and in debt securities with a wide variety of terms that may vary from security to security, including but not limited to optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs,

14 PROSPECTUS | SEPTEMBER 30 • 2016

liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing debt securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities' positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Active Management Risk: Each Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm's capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes

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THE ARBITRAGE CREDIT OPPORTUNITIES FUND

in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer's operating results and credit ratings.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risks: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds." Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Currency Risks: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Currency forward/futures contracts also may deny the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased) and swap contracts.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United

16 PROSPECTUS | SEPTEMBER 30 • 2016

States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Hedging Transaction Risk: The success of the Fund's hedging strategy, if used, will be subject to the Adviser's ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Portfolio Turnover Risks: The Fund's investment strategies may result in high portfolio turnover rates. This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund's debt securities and preferred securities and, accordingly, the Fund's share price.

Leverage Risks: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund's net asset value may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active market. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market

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THE ARBITRAGE CREDIT OPPORTUNITIES FUND

risk. The value of the Fund's investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Options Risks: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Preferred Securities Risk: Investments in preferred stocks may be subject to the risks of deferred distribution payments, subordination to debt instruments, a lack of liquidity compared to equities, limited voting rights and sensitivity to interest-rate changes.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Total Return Swap Risks: In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

18 PROSPECTUS | SEPTEMBER 30 • 2016

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund's performance has varied over time. The performance shown reflects the performance of the Fund's Class R shares before and after taxes and the Fund's Class I, Class C and Class A shares before taxes.

The bar chart and performance table shown below depict the performance of the Fund's Class R shares for the periods indicated and show how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund's Class I, Class C and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated information on the Fund's performance can be obtained by visiting www.arbitragefunds.com.

Year-by-Year Annual Total Returns through December 31, 2015 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 2.63% during the quarter ended September 30, 2013 and the lowest return for a quarter was -1.61% during the quarter ended September 30, 2015.

The year-to-date return of the Fund's Class R shares through June 30, 2016 is 2.14%.

While the Class I shares, Class C shares, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C and Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2015

The table below shows the Fund's average annual total returns for Class R shares, Class I shares, Class C shares and Class A shares compared with those of the Barclays Capital U.S. Aggregate Bond Index and the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index. The table also presents the impact of taxes on the returns of the Fund's Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an

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THE ARBITRAGE CREDIT OPPORTUNITIES FUND

investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index was added to the table below on September 30, 2016. The Adviser believes that, given the Fund's investment objective and strategy, the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index provides a more appropriate basis for performance comparison.

Average Annual Total Returns

THE ARBITRAGE CREDIT OPPORTUNITIES FUND	One Year	Since Inception*
Class R Return Before Taxes	(1.26)%	1.57%
Class R Return After Taxes on Distributions	(2.38)%	0.25%
Class R Return After Taxes on Distributions and Sale of Fund Shares	(0.71)%	0.61%
Class I Return Before Taxes	(0.98)%	1.77%
Class C Return Before Taxes	(2.94)%	0.87%
Class A Return Before Taxes	(4.45)%	(0.22)%
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)	0.55%	1.40%
BOFA MERRILL LYNCH U.S. 3-MONTH TREASURY BILL INDEX (reflects no deduction for fees, expenses, or taxes)	0.05%	0.06%

*  The inception date for Class R shares, Class I shares and Class C shares is October 1, 2012. The inception date for the Class A shares is June 1, 2013. The "Since Inception" returns reflected for the Barclays Capital U.S. Aggregate Bond Index and BofA Merrill Lynch U.S. 3-Month Treasury Bill Index are based on the inception date for Class R, Class I and Class C shares.

  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

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Investment Adviser

Water Island Capital, LLC is the investment adviser to the Fund.

Portfolio Managers

Portfolio Manager	Portfolio Manager Since
Gregory Loprete	October 2012
James Powers, CFA	October 2012
Robert Ryon	June 2016

Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

Minimum Investment Amounts Class I Shares – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

You may conduct transactions by mail (Regular Mail to The Arbitrage Funds, c/o DST Systems, Inc., P.O. Box 219842, Kansas City, Missouri 64121-9842, or Express/Overnight Mail to The Arbitrage Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105), or by telephone at (800) 295-4485. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. Investors who wish to purchase, exchange or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange or sell shares of the Fund may be placed. The Fund's transfer agent is open from 9:00 a.m. to 5:00 p.m. Eastern Time for purchase, exchange or redemption orders.

Minimum Investment Amounts Class C and Class A Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class C or Class A shares.

Purchases, exchanges and redemptions of Class C and Class A shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Fund's distributor. Financial intermediaries may charge additional fees for their services. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day's net asset value.

Tax Information

The Fund's distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

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THE ARBITRAGE CREDIT OPPORTUNITIES FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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THE ARBITRAGE EVENT-DRIVEN FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to achieve capital growth.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class R Shares	Class I Shares	Class C Shares		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00	%(1)	None(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None		None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	None		2.00	%(3)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)(4)	2.00%	2.00%	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None	1.00%	0.25%
Other Expenses	1.12%	1.12%	1.12%	1.12	%(5)
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.77%	0.77%	0.77%	0.77%
All Remaining Other Expenses	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses(6)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.64%	2.39%	3.39%	2.64%
Fee Waiver(7)	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver(7)	2.48%	2.23%	3.23%	2.48%

(1)  This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.

(2)  A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.

24 PROSPECTUS | SEPTEMBER 30 • 2016

(3)  The redemption fee does not apply to purchases of $500,000 or more of Class A shares, which are subject to a contingent deferred sales charge.

(4)  Exchange privileges do not apply to Class A or Class C shares until such shares have been held for at least 30 days.

(5)  The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Class A shares, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.

(6)  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.

(7)  The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser pursuant to which the adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so that they do not exceed 1.69% of the Fund's average daily net assets allocable to the Class R shares, 1.44% of the Fund's average daily net assets allocable to the Class I shares, 2.44% of the Fund's average daily net assets allocable to the Class C shares, and 1.69% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2017, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed existing expense limitations in effect at the time the amounts were waived and the recoupment is done within three years after the year in which the expense was waived.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$251	$805	$1,386	$2,962
Class I Shares	$226	$730	$1,261	$2,714
Class C Shares	$426	$1,027	$1,751	$3,665
Class A Shares	$568	$1,104	$1,666	$3,190

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$251	$805	$1,386	$2,962
Class I Shares	$226	$730	$1,261	$2,714
Class C Shares	$326	$1,027	$1,751	$3,665
Class A Shares	$568	$1,104	$1,666	$3,190

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THE ARBITRAGE EVENT-DRIVEN FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 350% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity and debt and debt-like instruments (including high yield bonds commonly known as "junk bonds") of companies whose prices the Fund's investment adviser believes are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as "event-driven opportunities"). The Fund may invest in both U.S. and foreign securities, and may invest in securities of companies of any market capitalization and in debt securities of any maturity. The Fund may also invest in derivatives, such as options and total return swaps.

The Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or

26 PROSPECTUS | SEPTEMBER 30 • 2016

dividend payments and net gains from the purchase and sale of the convertible securities' positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund may sell or cover a security when the securities of the companies involved in the transaction no longer meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Active Management Risk: Each Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm's capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer's operating results and credit ratings.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

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THE ARBITRAGE EVENT-DRIVEN FUND

Credit Risks: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds." Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Currency Risks: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Currency forward/futures contracts also may deny the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased) and swap contracts.

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards

28 PROSPECTUS | SEPTEMBER 30 • 2016

and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Hedging Transaction Risk: The success of the Fund's hedging strategy, if used, will be subject to the Adviser's ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Portfolio Turnover Risks: The Fund's investment strategies may result in high portfolio turnover rates. This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund's debt securities and preferred securities and, accordingly, the Fund's share price.

Leverage Risks: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund's net asset value may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund's investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Option Risks: Option transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

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THE ARBITRAGE EVENT-DRIVEN FUND

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Total Return Swap Risks: In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund's performance has varied over time. The performance shown reflects the performance of the Fund's Class R shares before and after taxes and the Fund's Class I, Class C and Class A shares before taxes.

The bar chart and performance table shown below depict the performance of the Fund's Class R shares for the periods indicated and show how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund's Class I, Class C and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated information on the Fund's performance can be obtained by visiting www.arbitragefunds.com.

30 PROSPECTUS | SEPTEMBER 30 • 2016

Year-by-Year Annual Total Returns through December 31, 2015 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 5.81% during the quarter ended December 31, 2011 and the lowest return for a quarter was -5.89% during the quarter ended September 30, 2015.

The year-to-date return of the Fund's Class R shares through June 30, 2016 is 3.10%.

While the Class I shares, Class C shares and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C, and Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2015

The table below shows the Fund's average annual total returns for Class R shares, Class I shares, Class C shares and Class A shares compared with those of the Barclays U.S. Aggregate Bond Index and the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index. The table also presents the impact of taxes on the returns of the Fund's Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

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THE ARBITRAGE EVENT-DRIVEN FUND

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index was added to the table below on September 30, 2016. The Adviser believes that, given the Fund's investment objective and strategy, BofA Merrill Lynch U.S. 3-Month Treasury Bill Index provides a more appropriate basis for performance comparison.

Average Annual Total Returns

THE ARBITRAGE EVENT-DRIVEN FUND	One Year	Five Years	Since Inception*
Class R Return Before Taxes	(8.31)%	(0.03)%	0.28%
Class R Return After Taxes on Distributions	(9.20)%	(1.08)%	(0.80)%
Class R Return After Taxes on Distributions and Sale of Fund Shares	(4.69)%	(0.38)%	(0.16)%
Class I Return Before Taxes	(8.03)%	0.20%	0.52%
Class C Return Before Taxes	(9.96)%	N/A	(1.69)%
Class A Return Before Taxes	(11.31)%	N/A	(3.71)%
BARCLAYS U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	2.83%
BOFA MERRILL LYNCH U.S. 3-MONTH TREASURY BILL INDEX (reflects no deduction for fees, expenses, or taxes)	0.05%	0.07%	0.08%

*  The inception date for Class R shares and Class I shares is October 1, 2010, the inception date for the Class C shares is June 1, 2012, and the inception date for the Class A shares is June 1, 2013. The "Since Inception" returns reflected for the Barclays U.S. Aggregate Bond Index and BofA Merrill Lynch U.S. 3-Month Treasury Bill Index are based on the inception date for Class R and Class I shares.

  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Investment Adviser

Water Island Capital, LLC is the investment adviser to the Fund.

Portfolio Managers

Portfolio Manager	Portfolio Manager Since
Roger Foltynowicz, CAIA	October 2010
Todd Munn	October 2010
Gregory Loprete	October 2010
Edward Chen	September 2013
Robert Ryon	June 2016

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Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

Minimum Investment Amounts Class I Shares – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

You may conduct transactions by mail (Regular Mail to The Arbitrage Funds, c/o DST Systems, Inc., P.O. Box 219842, Kansas City, Missouri 64121-9842, or Express/Overnight Mail to The Arbitrage Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105), or by telephone at (800) 295-4485. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. Investors who wish to purchase, exchange or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange or sell shares of the Fund may be placed. The Fund's transfer agent is open from 9:00 a.m. to 5:00 p.m. Eastern Time for purchase, exchange or redemption orders.

Minimum Investment Amounts Class C and Class A Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class C or Class A shares.

Purchases, exchanges and redemptions of Class C and Class A shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Fund's distributor. Financial intermediaries may charge additional fees for their services. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day's net asset value.

Tax Information

The Fund's distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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THE ARBITRAGE TACTICAL EQUITY FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class R Shares	Class I Shares	Class C Shares		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00	%(1)	None(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None		None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	None		2.00	%(3)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)(4)	2.00%	2.00%	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares		Class I Shares	Class C Shares		Class A Shares
Management Fees	1.25%		1.25%	1.25%		1.25%
Distribution and/or Service (12b-1) Fees	0.25%		None	1.00%		0.25%
Other Expenses	18.77	%(5)	18.77%	18.77	%(5)	18.77	%(5)
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.96%		0.96%	0.96%		0.96%
All Remaining Other Expenses	17.81%		17.81%	17.81%		17.81%
Acquired Fund Fees and Expenses(6)	0.06%		0.06%	0.06%		0.06%
Total Annual Fund Operating Expenses	20.33%		20.08%	21.08%		20.33%
Fee Waiver(7)	(17.62)%		(17.62)%	(17.62)%		(17.62)%
Total Annual Fund Operating Expenses After Fee Waiver(7)	2.71%		2.46%	3.46%		2.71%

(1)  This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.

(2)  A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.

34 PROSPECTUS | SEPTEMBER 30 • 2016

(3)  The redemption fee does not apply to purchases of $500,000 or more of Class A shares, which are subject to a contingent deferred sales charge.

(4)  Exchange privileges do not apply to Class A or Class C shares until such shares have been held for at least 30 days.

(5)  The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Class R, Class C and Class A shares, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.

(6)  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.

(7)  The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser pursuant to which the adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so that they do not exceed 1.69% of the Fund's average daily net assets allocable to the Class R shares, 1.44% of the Fund's average daily net assets allocable to the Class I shares, 2.44% of the Fund's average daily net assets allocable to the Class C shares, and 1.69% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until December 31, 2017, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed existing expense limitations in effect at the time the amounts were waived and the recoupment is done within three years after the year in which the expense was waived.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$274	$3,820	$6,362	$9,998
Class I Shares	$249	$3,770	$6,308	$9,974
Class C Shares	$449	$3,969	$6,518	$10,063
Class A Shares	$590	$4,021	$6,480	$9,998

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$274	$3,820	$6,362	$9,998
Class I Shares	$249	$3,770	$6,308	$9,974
Class C Shares	$349	$3,969	$6,518	$10,063
Class A Shares	$590	$4,021	$6,480	$9,998

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THE ARBITRAGE TACTICAL EQUITY FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 416% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to profit from investing in securities of companies whose stock price trades significantly higher or lower from where the investment adviser (the "Adviser") believes it should trade. The Adviser believes such differences may occur when news and events create misperception of a company's correct stock price. Examples of such news and events, which the Fund refers to as "investment opportunities," include, but are not limited to: changes in industry or sector fundamentals, announcements or potential announcements of restructurings (bankruptcies, spinoffs, and asset sales), mergers and acquisitions, earnings results and outlook, regulatory changes and litigation. The Adviser's investment approach is to identify these differences and to tactically purchase or sell short such securities in order to achieve the Fund's objective. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. In certain circumstances, the Adviser may seek to proactively engage with company management to address opportunities that may further unlock value or discuss concerns.

In order to meet its investment objective, the Fund will invest in a portfolio of securities including: equities, debt (such as corporate bonds, debentures, notes and other similar instruments), warrants, distressed, high-yield (these are referred to as junk bonds), convertible, preferred, when-issued, and other securities the Adviser believes will further its investment objective. The Fund may also invest in derivatives. The principal types of derivatives in which the Fund may invest are options, total return swaps, credit default swaps, credit default indexes, currency forwards, and futures. Furthermore, the Adviser may invest in instruments, such as exchange traded funds ("ETFs"), exchange traded notes ("ETNs") and commodities. The Fund may invest in both physical gold and other precious metals and the securities of companies in the gold mining and other precious metal mining sectors. Under normal circumstances, the Fund invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stock, preferred stock and securities convertible into such stock, and other instruments that have economic characteristics similar to equity securities.

The Fund is not limited with respect to security, geography, market capitalization, credit quality, sector or industry and the Fund is non-diversified as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the Fund may invest in cash or cash equivalents, money market funds, or money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities and prime commercial paper.

36 PROSPECTUS | SEPTEMBER 30 • 2016

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Active Management Risk: Each Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risks: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds." Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Currency Risks: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Currency forward/futures contracts also may deny the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased) and swap contracts.

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THE ARBITRAGE TACTICAL EQUITY FUND

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Hedging Transaction Risk: The success of the Fund's hedging strategy, if used, will be subject to the Adviser's ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Portfolio Turnover Risks: The Fund's investment strategies may result in higher portfolio turnover rates. This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund's debt securities and preferred securities and, accordingly, the Fund's share price.

Leverage Risks: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative

38 PROSPECTUS | SEPTEMBER 30 • 2016

instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund's net asset value may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund's investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Non-Diversification Risks: The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Options Risks: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions may introduce additional risk to the Fund because a short position loses value as a security's price increases and there is no theoretical ceiling to the price of the shorted security. Therefore, securities sold short have unlimited risk.

Total Return Swap Risks: In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater

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THE ARBITRAGE TACTICAL EQUITY FUND

than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund's performance has varied over time. The performance shown reflects the performance of the Fund's Class R shares before and after taxes and the Fund's Class I, Class C and Class A shares before taxes.

The bar chart and performance table shown below depict the performance of the Fund's Class R shares for the period indicated and show how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund's Class I, Class C and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated information on the Fund's performance can be obtained by visiting www.arbitragefunds.com.

Year-by-Year Annual Total Returns through December 31, 2015 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 0.60% during the quarter ended March 31, 2015 and the lowest return for a quarter was -6.05% during the quarter ended September 30, 2015.

The year-to-date return of the Fund's Class R shares through June 30, 2016 is 1.09%.

While the Class I shares, Class C shares and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C, and Class A shares will differ from that shown above since the Classes do not have the same expenses.

40 PROSPECTUS | SEPTEMBER 30 • 2016

Average Annual Total Returns for Periods Ended December 31, 2015

The table below shows the Fund's average annual total returns for Class R shares, Class I shares, Class C shares and Class A shares compared with those of the Standard & Poor's 500® Index and BofA Merrill Lynch U.S. 3-Month Treasury Bill Index. The table also presents the impact of taxes on the returns of the Fund's Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Total Returns

THE ARBITRAGE TACTICAL EQUITY FUND	One Year	Since Inception*
Class R Return Before Taxes	(7.42)%	(7.42)%
Class R Return After Taxes on Distributions	(7.80)%	(7.80)%
Class R Return After Taxes on Distributions and Sale of Fund Shares	(4.20)%	(4.20)%
Class I Return Before Taxes	(7.42)%	(7.42)%
Class C Return Before Taxes	(8.34)%	(8.34)%
Class A Return Before Taxes	(10.47)%	(10.47)%
STANDARD & POOR'S 500® INDEX (reflects no deduction for fees, expenses, or taxes)	1.38%	1.38%
BOFA MERRILL LYNCH U.S. 3-MONTH TREASURY BILL INDEX (reflects no deduction for fees, expenses, or taxes)	0.05%	0.05%

*  The inception date for Class R shares, Class I shares, Class C shares, and Class A shares is December 31, 2014, The "Since Inception" returns reflected for the Standard & Poor's 500 Index and BofA Merrill Lynch U.S. 3-Month Treasury Bill Index are based on the inception date for Class R, Class I, Class C, and Class A shares.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions

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THE ARBITRAGE TACTICAL EQUITY FUND

may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Investment Adviser

Water Island Capital, LLC is the investment adviser to the Fund.

Portfolio Manager

Portfolio Manager	Portfolio Manager Since
Edward Chen	January 2015
Curtis Watkins, CFA	September 2015

Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

Minimum Investment Amounts Class I Shares – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through the Fund's Automatic Investment Plan, which has a $100 minimum for investments.

You may conduct transactions by mail (Regular Mail to The Arbitrage Funds, c/o DST Systems, Inc., P.O. Box 219842, Kansas City, Missouri 64121-9842, or Express/Overnight Mail to The Arbitrage Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105), or by telephone at (800) 295-4485. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. Investors who wish to purchase, exchange or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange or sell shares of the Fund may be placed. The Fund's transfer agent is open from 9:00 a.m. to 5:00 p.m. Eastern Time for purchase, exchange or redemption orders.

Minimum Investment Amounts Class C and Class A Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class C or Class A shares.

Purchases, exchanges and redemptions of Class C and Class A shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Fund's distributor. Financial intermediaries may charge additional fees for their services. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day's net asset value.

42 PROSPECTUS | SEPTEMBER 30 • 2016

Tax Information

The Fund's distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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ADDITIONAL IMPORTANT INFORMATION REGARDING FUND EXPENSES AND DIVIDENDS ON SHORT POSITIONS

When a Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. A Fund is obligated to pay any interest accrued or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. Dividend expenses are not fees directly charged to shareholders by a Fund or any Fund service provider, but are similar to finance charges incurred by the Fund in borrowing transactions. Dividends, whether earned by a Fund on long positions, or paid by a Fund on short positions, are taken into account by the Funds' investment adviser, Water Island Capital, LLC (the "Adviser"), when calculating the return potential of its investments.

The Arbitrage Fund

Excluding the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, The Arbitrage Fund's total annual operating expenses (expenses that are deducted from Fund assets) are as set forth below. Please refer to the table in the Fund's "Fees and Expenses" discussion on pages 2 and 3 for details on the Fund's Total Annual Operating Expenses including the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings; and see the accompanying footnote for details relating to the Acquired Fund Fees and Expenses.

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	None	1.00%	0.25%
Other Expenses, Excluding Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.17%	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses, Excluding Effect of Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	1.50%	1.25%	2.25%	1.50%

The Arbitrage Credit Opportunities Fund

Excluding the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, The Arbitrage Credit Opportunities Fund's total annual operating expenses (expenses that are deducted from Fund assets) are as set forth below. Please refer to the table in the Fund's "Fees and Expenses" discussion on pages 12 and 13 for details on the Fund's Total Annual Operating Expenses including the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, and see the accompanying footnotes

44 PROSPECTUS | SEPTEMBER 30 • 2016

for details relating to the Acquired Fund Fees and Expenses and the Expense Waiver and Reimbursement Agreement.

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None	1.00%	0.25%
Other Expenses, Excluding Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.50%	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses, Excluding Effect of Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	1.77%	1.52%	2.52%	1.77%
Fee Waiver	(0.25)%	(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	1.52%	1.27%	2.27%	1.52%

The Arbitrage Event-Driven Fund

Excluding the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, The Arbitrage Event-Driven Fund's total annual operating expenses (expenses that are deducted from Fund assets) are as set forth below. Please refer to the table in the Fund's "Fees and Expenses" discussion on page 22 and 23 for details on the Fund's Total Annual Operating Expenses including the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, and see the accompanying footnotes for details relating to the Acquired Fund Fees and Expenses and the Expense Waiver and Reimbursement Agreement.

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None	1.00%	0.25%
Other Expenses, Excluding Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses, Excluding Effect of Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	1.87%	1.62%	2.62%	1.87%
Fee Waiver	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	1.71%	1.46%	2.46%	1.71%

The Arbitrage Tactical Equity Fund

Excluding the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, The Arbitrage Tactical Equity Fund's total annual operating expenses (expenses that are deducted from Fund assets) are as set forth below. Please refer to the table in the Fund's "Fees and Expenses" discussion on pages 32 and 33 for details on the Fund's Total

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Annual Operating Expenses including the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, and see the accompanying footnotes for details relating to the Acquired Fund Fees and Expenses and the Expense Waiver and Reimbursement Agreement.

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None	1.00%	0.25%
Other Expenses, Excluding Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	17.81%	17.81%	17.81%	17.81%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses, Excluding Effect of Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	19.37%	19.12%	20.12%	19.37%
Fee Waiver	(17.62)%	(17.62)%	(17.62)%	(17.62)%
Total Annual Fund Operating Expenses After Fee Waiver	1.75%	1.50%	2.50%	1.75%

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THE ARBITRAGE FUNDS

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective

The Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage.

The Arbitrage Credit Opportunities Fund seeks to provide current income and capital growth.

The Arbitrage Event-Driven Fund seeks to achieve capital growth.

The Arbitrage Tactical Equity Fund seeks to achieve capital appreciation.

Each of the Funds may change its investment objective without shareholder approval.

Principal Investment Strategies and Policies

The Arbitrage Fund

To achieve its investment objective, The Arbitrage Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities of companies (both U.S. and foreign) involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other types of corporate reorganizations (all referred to as "corporate reorganizations"). Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization.

Merger arbitrage refers to the investment practice of capturing the difference between the end value of a corporate reorganization and the prevailing market prices of the securities of the companies involved prior to the consummation of the reorganization. It is a highly specialized investment approach designed to profit from the successful completion of such reorganizations. The discrepancy in value is attributable to risks that are inherent in corporate reorganizations, which include the possibility the transaction will not be completed and the time it takes for corporate reorganizations to be completed.

The Fund continuously monitors not only the investment positions owned by the Fund, but also other potential mergers and corporate reorganizations. This enables the Fund to make timely and informed investment decisions if market prices of other securities adjust enough so that it becomes attractive for the Fund to make new investments for its own portfolio. The Adviser expects the Fund's assets to be invested across various industries; however, if a large percentage of mergers taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The Adviser will carefully evaluate all potential arbitrage investment opportunities examining each situation's return characteristics together with its risk

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profile. As an important part of this investment process, the Fund systematically reduces market exposure by employing various hedging strategies, as discussed below.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment strategies. When determining whether to sell or cover a security, the Adviser continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. The Fund will generally sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

The principal hedging strategies that the Fund employs are the use of put and call options.

Short Sales: The Adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities as per the terms of the transaction may be sold short. The Fund will make these short sales with the intention of later closing out (or covering) the short position with the securities of the acquiring company received when the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. At all times when the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

Put and Call Options: The Adviser may engage in purchasing and/or selling put and call options in an effort to reduce the risks associated with some of its investments. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option normally will vary inversely with the market price of the underlying security. Consequently, by purchasing put options on securities the Fund has purchased, it may be possible for the Fund to partially offset any decline in the market value of these securities. A call option, on the other hand, is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option, at any time prior to its expiration. The market price of the call, in most instances, will move in conjunction with the price of the underlying security.

The premium received by the Fund for the sale of options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. Currently, the Adviser does not intend to commit greater than 25% of the Fund's net assets to option strategies.

The Arbitrage Credit Opportunities Fund

The Arbitrage Credit Opportunities Fund invests primarily in a portfolio of debt and debt-like instruments including corporate bonds and debentures (including high yield bonds commonly known as "junk bonds"), bank loans, convertible and preferred securities, credit default swaps

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THE ARBITRAGE FUNDS

and other debt instruments and derivatives that the Fund's investment adviser believes have debt-like characteristics. The Fund invests in both domestic and foreign debt securities. The principal type of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, total return swaps, futures and options.

The Fund invests primarily in debt securities whose returns the Adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings and other special situations. The Fund also uses a relative value approach and may express positive views on specific credits by taking long positions in cash bonds and/or derivatives and negative views on specific credits by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assess their potential impact on security prices.

The Fund may engage in short-term trading strategies, and may engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund may seek to mitigate the risk of volatility (the appreciation and depreciation of the value of a security over a period of time) and duration (the impact of interest rate changes on fixed-income securities) by engaging in short sales and/or investing in derivatives, including credit default swaps, interest rate swaps, futures and options. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process.

The principal hedging strategies that the Fund employs are short selling and the use of put and call options, index credit default swaps and single name credit default swaps.

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including unrated securities, securities that are non-investment grade, and in debt securities with a wide variety of terms that may vary from security to security, including but not limited to optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the debt securities, preferred stocks and other securities convertible into common stock with a short position in the underlying common stock. The Fund seeks to purchase such convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common

| 49

shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities as per the terms of the transaction may be sold short.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

The Fund may also employ a hedging program that will focus on reducing the impact of market risk, interest rate risk, credit risk and idiosyncratic events. This hedging program is intended to reduce the portfolio's overall volatility. This program may include the purchase and sale of instruments such as equities and derivatives, including options and swaps.

The Fund continuously monitors its investments and evaluates each investment's risk/return profile, not only for each investment by itself, but also in the context of the Fund's overall portfolio and the availability of other event-driven opportunities. As a result of this continuous examination of investment conditions, the Fund will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what the Adviser believes are the best risk-adjusted opportunities available.

The Adviser expects the Fund's assets to be invested in various industries; however, if, for example, a large percentage of corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

The Fund may engage in active trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in

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THE ARBITRAGE FUNDS

the transaction do not meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

The Arbitrage Event-Driven Fund

To achieve its investment objective, The Arbitrage Event-Driven Fund invests in equity and debt and debt-like securities of companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. In order to achieve its investment objective, the Fund may employ investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities. The Fund may invest in both U.S. and foreign securities and may invest in securities of companies of any market capitalization and in debt securities of any maturity and credit quality. The Fund may also invest in derivatives, such as options and total return swaps.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. Another

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example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

The Fund continuously monitors its investments and evaluates each investment's risk/return profile, not only for each investment by itself, but also in the context of the Fund's overall portfolio and the availability of other event-driven opportunities. As a result of this continuous examination of investment conditions, the Fund will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what the Adviser believes are the best risk-adjusted event-driven opportunities available.

The Adviser expects the Fund's assets to be invested in various industries; however, if, for example, a large percentage of corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

The principal strategies that the Fund employs are short selling and the use of put and call options, index credit default swaps and single name credit default swaps.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. When determining whether to sell or cover a security, the Adviser continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

The Arbitrage Tactical Equity Fund

The Arbitrage Tactical Equity Fund seeks to profit from investing in securities of companies whose stock price trades significantly higher or lower from where the Adviser believes it should trade. The Adviser believes such differences may occur when news and events create misperception of a company's correct stock price. Examples of such news and events, which the Fund refers to as "investment opportunities," include, but are not limited to: changes in industry or sector fundamentals, announcements or potential announcements of restructurings (bankruptcies, spinoffs, and asset sales), mergers and acquisitions, earnings results and outlook, regulatory changes and litigation. The Adviser's investment approach is to identify these differences and to tactically purchase or sell short such securities in order to achieve the Fund's objective. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. In certain circumstances, the Adviser may seek to proactively engage with company management to address opportunities that may further unlock value or discuss concerns.

In order to meet its investment objective, the Fund will invest in a portfolio of securities including: equities, debt (such as corporate bonds, debentures, notes and other similar instruments), warrants, distressed, high-yield (these are referred to as "junk bonds"), convertible, preferred, when-issued, and other securities the Adviser believes will further its investment objective. The

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Fund may also invest in derivatives. The principal types of derivatives in which the Fund may invest are options, total return swaps, currency forwards. Furthermore, the Adviser may invest in instruments, such as ETFs, ETNs and commodities. The Fund may invest in both physical gold and other precious metals and the securities of companies in the gold mining and other precious metal mining sectors. The Fund intends, however, to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. Under normal circumstances, the Fund invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stock, preferred stock and securities convertible into such stock, and other instruments that have economic characteristics similar to equity securities.

The Fund is not limited with respect to security, geography, market capitalization, credit quality, sector or industry and the Fund is non-diversified as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the Fund may invest in cash or cash equivalents, money market funds, or money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities and prime commercial paper.

Short Sales: The Adviser may engage in selling securities short when the Adviser believes the security is overvalued or subject to an investment opportunity in which its value is more likely to decline. At all times when the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

Put and Call Options: The Adviser may engage in purchasing and/or selling put and call options in an effort to improve the risk/return associated with some of its investments. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option normally will vary inversely with the market price of the underlying security. Consequently, by purchasing put options on securities the Fund owns, it may be possible for the Fund to partially offset any decline in the market value of these securities. A call option, on the other hand, is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option, at any time prior to its expiration. The market price of the call, in most instances, will move in conjunction with the price of the underlying security.

The premium received by the Fund for the sale of options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return.

Currency Forward/Futures Contracts: A currency forward contract is a financial contract to trade a specific foreign currency at an agreed exchange rate at a future date. The contract is individually negotiated and privately traded by currency traders and their customers in the interbank market. A currency forward contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. A currency futures contract may

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serve a similar function as a currency forward contract except that it is generally a standard binding agreement and may be traded on U.S. and non-U.S. exchanges.

Leverage: The Fund may borrow from banks to increase its portfolio holdings of securities. Borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes) equal to as much as 50% of the value of its net assets (not including such borrowings).

Exchange Traded Notes: An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index. ETNs are publically traded on a U.S. securities exchange.

The Fund continuously monitors its investments and evaluates each investment's risk/return profile, not only for each investment by itself, but also in the context of the Fund's overall portfolio and the availability of other investment opportunities. As a result of this continuous examination of investment conditions, the Fund will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what the Adviser believes are the best risk-adjusted investment opportunities available.

The Adviser expects the Fund's assets to be invested in various industries; however, if, for example, a large percentage of investment opportunities are occurring within the U.S. are within one industry over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time. Examples of such investment opportunities include, but are not limited to: changes in industry or sector fundamentals, announcements or potential announcements of restructurings (bankruptcies, spinoffs, and asset sales), mergers and acquisitions, earnings results and outlook, regulatory changes and litigation.

Principal Investment Risks

All investments, including those in mutual funds entail risks that could cause a Fund and you to lose money. The risks identified below are the principal risks of investing in each Fund. The summary section for each of the Funds and the below matrix lists the principal risks applicable to that Fund.

Risk	The Arbitrage Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Event Driven Fund	The Arbitrage Tactical Equity Fund
Active Management Risk	X	X	X	X
Convertible Security Risk		X	X
Counterparty Risk	X	X	X	X
Credit Risk		X	X	X
Currency Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Event Driven Risk			X	X

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Risk	The Arbitrage Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Event Driven Fund	The Arbitrage Tactical Equity Fund
Foreign Securities Risk	X	X	X	X
Hedging Transaction Risk	X	X	X	X
High Portfolio Turnover	X	X	X	X
Interest rate Risk		X	X	X
Leverage Risk	X	X	X	X
Liquidity Risk		X
Market Risk	X	X	X	X
Merger Arbitrage Risk	X	X	X	X
Non-Diversification Risk				X
Option Risk	X	X	X	X
Preferred Security Risk		X
Short Sale Risk	X	X	X	X
Total Return Swap Risk	X	X	X	X

Active Management Risk: Each Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm's capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer's operating results and credit ratings.

Counterparty Risk: The Funds may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risks: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Funds may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds." Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities.

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Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Currency Risks: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Funds may, but are not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Currency forward/futures contracts also may prevent a Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which a Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and may include forward contracts, options (both written and purchased) and swap contracts.

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause a Fund to experience investment losses impacting its shares negatively.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by a Fund or by mutual funds in which a Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect a Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

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Hedging Transaction Risk: The success of a Fund's hedging strategy, if used, will be subject to the Adviser's ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Portfolio Turnover Risks: The Funds' investment strategies may result in high portfolio turnover rates. This may increase a Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund's debt securities and preferred securities and, accordingly, the Fund's share price.

Leverage Risks: If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund's net asset value may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active market. Liquid investments may become less liquid after being purchased by a Fund, particularly during periods of market stress. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets and if a Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. Each Fund is subject to market risk. The value of the Fund's investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with a Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

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Non-Diversification Risks: The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Option Risks: Option transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Preferred Securities Risk: Investments in preferred stocks may be subject to the risks of deferred distribution payments, subordination to debt instruments, a lack of liquidity compared to equities, limited voting rights and sensitivity to interest-rate changes.

Short Sale Risks: A Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of a Fund. Short positions introduce more risk to a Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Total Return Swap Risks: In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect a Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Portfolio Holdings and Disclosure Policy

Each Fund's top ten portfolio holdings in order of position size are published quarterly, within the first 30 days following quarter end at http://www.arbitragefunds.com. Additional information about a Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities, as set forth in the Funds' Portfolio Holdings and Disclosure Policy, is included in the Funds' Statement of Additional Information.

THE ADVISER

Water Island Capital, LLC, 41 Madison Avenue, 42nd Floor, New York, New York 10010, a registered investment adviser, is the Funds' investment adviser. The Adviser was formed in 2000 and as of August 31, 2016 had $2.5 billion in assets under management. Subject to the authority of the Funds' Board of Trustees, the Adviser is responsible for the overall management of each Fund's business affairs.

The Arbitrage Fund pays an annual fee of 1.25% on the first $250 million of its average daily net assets, 1.20% on the next $50 million of its average daily net assets, 1.15% on the next $50 million of its average daily net assets, 1.10% on the next $75 million of its average daily net assets, 1.05% on the next $75 million of its average daily net assets and 1.00% on its average daily net assets in excess of $500 million. For the fiscal year ended May 31, 2016, the net fee paid to the Adviser as a percentage of average net assets was 1.05%.

The Arbitrage Credit Opportunities Fund pays an annual fee of 1.00% on the amount of the Fund's average net assets. For the fiscal year ended May 31, 2016, the net fee paid to the Adviser as a percentage of average net assets was 0.75%.

The Arbitrage Event-Driven Fund pays an annual fee of 1.25% on the amount of the Fund's average net assets. For the fiscal year ended May 31, 2016, the net fee paid to the Adviser as a percentage of average net assets was 1.09%.

The Arbitrage Tactical Equity Fund pays an annual fee of 1.25% on the amount of the Fund's average net assets. For the fiscal period ended May 31, 2016, the net fee paid to the Adviser as a percentage of average net assets was 0.00%.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser for each Fund is available in the Funds' latest annual report to shareholders for the period ended May 31, 2016.

The Arbitrage Fund, The Arbitrage Event-Driven Fund and The Arbitrage Tactical Equity Fund have each entered into an Expense Waiver and Reimbursement Agreement with the Adviser so that total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, do not exceed 1.69% of the Fund's average daily net assets allocable to the Class R shares, 1.44% of the Fund's average daily net assets allocable to the Class I shares, 2.44% of the Fund's average daily net assets allocable to the Class C shares,

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and 1.69% of the Fund's average daily net assets allocable to the Class A shares. The Arbitrage Fund's Expense Waiver and Reimbursement Agreement and The Arbitrage Event-Driven Fund's Expense Waiver and Reimbursement Agreement both remain in effect until September 30, 2017, and thereafter continue until either party terminates the agreement in writing. The Arbitrage Tactical Equity Fund's Expense Waiver and Reimbursement Agreement remains in effect until December 31, 2017, and thereafter continues until either party terminates it in writing. The Adviser may recoup any waived amount from a Fund pursuant to the agreement if such reimbursement does not cause the Fund to exceed existing liabilities, and the reimbursement is made within three years after the year in which the expense was waived.

The Arbitrage Credit Opportunities Fund has entered into an Expense Waiver and Reimbursement Agreement with the Adviser so that total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, do not exceed 1.50% of the Fund's average daily net assets allocable to the Class R shares, 1.25% of the Fund's average daily net assets allocable to the Class I shares, 2.25% of the Fund's average daily net assets allocable to the Class C shares, and 1.50% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2017, and thereafter continues until either party terminates it in writing. The Adviser may recoup any waived amount from a Fund pursuant to the agreement if such reimbursement does not cause the Fund to exceed existing liabilities, and the reimbursement is made within three years after the year in which the expense was waived.

Roger Foltynowicz, CAIA, Todd Munn, John Orrico, CFA and Matthew Osowiecki are portfolio managers for The Arbitrage Fund. They are all equally responsible for the day-to-day management of the portfolio of the Fund.

Gregory Loprete, James Powers, CFA and Robert Ryon are portfolio managers for The Arbitrage Credit Opportunities Fund. They are equally responsible for the day-to-day management of the portfolio of the Fund.

Edward Chen, Roger Foltynowicz, CAIA, Gregory Loprete, Todd Munn and Robert Ryon are portfolio managers for The Arbitrage Event-Driven Fund. They are all equally responsible for the day-to-day management of the portfolio of the Fund.

Edward Chen and Curtis Watkins, CFA are the portfolio managers for The Arbitrage Tactical Equity Fund. They are equally responsible for the day-to-day management of the portfolio of the Fund.

Edward Chen joined the Adviser in 2013. He is responsible for the firm's investments in event-driven equity situations. Prior to joining the firm, Mr. Chen was a Managing Director and Senior Event-Driven Strategist for Jefferies LLC and an Event-Driven Analyst for Citigroup Global Markets, Inc. He started his career at Citigroup as an Associate in the firm's Communications Investment Banking Group. Mr. Chen received a Masters of Business Administration with a concentration in Finance from MIT Sloan School of Management and a Bachelor of Software Engineering in Computer Science from the University of Pennsylvania.

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Prior to becoming a portfolio manager of The Arbitrage Fund in January 2005 and The Arbitrage Event-Driven Fund in October 2010, Roger Foltynowicz was a senior equity analyst for the Funds. Mr. Foltynowicz received a Master of Science degree from Pace University in 2006 – with a major in Investment Management – and a Bachelor's degree from Presbyterian College in 1999 – with a major in Business Administration.

Gregory Loprete joined the Adviser in 2009 and currently serves as a portfolio manager of The Arbitrage Credit Opportunities Fund and The Arbitrage Event-Driven Fund. Prior to joining the Adviser, Mr. Loprete worked at Keefe, Bruyette & Woods as a Convertible and Preferred Trader where he evaluated, implemented and managed convertible and capital structure investments. From 2007 – 2008, Mr. Loprete was a Director in the Convertible Arbitrage Group at Ramius Capital Group, LLC ("Ramius"). At Ramius, Mr. Loprete served as co-manager and trader for the firm's US Convertible Arbitrage Portfolio. From 2003 to 2007, Mr. Loprete was a Senior Convertible Analyst and Convertible Banking Liaison at SG Cowen & Company. Mr. Loprete received a Masters of Business Administration degree in Finance from New York University in 1993 and a Bachelor's degree from the University of Delaware in 1987 – with a major in English Literature and a minor in Economics.

Prior to becoming a portfolio manager of The Arbitrage Fund in January 2005 and The Arbitrage Event-Driven Fund in October 2010, Todd Munn was a senior equity analyst for the Funds. Mr. Munn received a Masters of Business Administration degree from Fordham Graduate School of Business in 2003 and a Bachelor's degree from Gettysburg College in 1993 – with a double major in Finance and Accounting.

John Orrico, CFA, serves as Chief Investment Officer of the Adviser and also serves as the President and a Trustee of The Arbitrage Funds. Prior to organizing the Adviser in January 2000, Mr. Orrico assisted in the management of private trusts and entities employing merger arbitrage strategies. Mr. Orrico received a Bachelor's degree from Georgetown University in 1982 – with a double major in Finance and International Management. He received the Chartered Financial Analyst designation in 1988.

Matthew Osowiecki joined the Adviser in 2007. Prior to becoming a portfolio manager of The Arbitrage Fund in June 2016, Mr. Osowiecki served as a senior equity analyst for the Funds. Before joining the Adviser, Mr. Osowiecki worked in the Investment Product Division of The Hartford and as a project manager in commercial development. Mr. Osowiecki received a Bachelor of Science in Finance from the University of Connecticut.

James Powers, CFA, joined the Adviser in 2011 and evaluates event-driven and relative value investment opportunities in the credit markets. Prior to joining the Adviser, Mr. Powers held various senior positions analyzing investment grade and high yield corporate credit, including bank debt, corporate bonds, and convertible securities. Most recently, he was with Torchlight Investors and Neuberger Berman. Mr. Powers received a Masters of Business Administration in Finance from New York University and a Bachelor's degree in Economics from Union College. He received the Chartered Financial Analyst designation in 2002.

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Robert Ryon joined the Adviser in 2014, previously serving as a portfolio risk strategist and head trader for the firm's credit team. Mr. Ryon became a portfolio manager of The Arbitrage Credit Opportunities Fund and The Arbitrage Event-Driven Fund in June 2016. Before joining the Adviser, Mr. Ryon held various senior positions analyzing, trading, and managing portfolios of convertible and capital structure investments. Most recently, he was a portfolio manager and trader at Southpaw Asset Management where he managed and traded convertible and capital structure investments. Mr. Ryon received a Masters of Business Administration from Lehigh University and a Bachelor of Science in Finance from The Pennsylvania State University.

Curtis Watkins, CFA joined the Adviser in 2010 and currently serves as a portfolio manager of The Arbitrage Tactical Equity Fund. Prior to becoming a portfolio manager in 2015, he served as a Research Analyst. Mr. Watkins spent four years with the Economic and Valuation Services Group at KPMG, LLP. There, he performed valuation services for multi-national clients relating to mergers and acquisitions, fairness opinions and corporate restructuring. Mr. Watkins holds a Bachelor of Science in Economics with a concentration in Finance from John Carroll University.

The Statement of Additional Information for the Funds provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Funds he manages.

DISTRIBUTION ARRANGEMENTS

Distributor

ALPS Distributors, Inc. (the "Distributor") serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds.

Distribution Plan

Each Fund has adopted a Rule 12b-1 plan for Class R shares, which allows the Fund to pay distribution and other fees for the sale and distribution of Class R shares and for services provided to shareholders. The maximum level of distribution expenses is 0.25% per year of a Fund's average daily net assets allocable to Class R shares. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in Class R shares and may cost you more than paying other types of sales charges.

Each Fund has adopted a Rule 12b-1 plan for Class C shares (the "Plan"), which allows the Fund to pay distribution and other fees for the sale and distribution of Class C shares and for services provided to shareholders. The Plan permits each Fund to make payments at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to its Class C shares for expenses incurred in the promotion and distribution of the Fund's shares. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative

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services for the Fund's Class C shares. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in Class C shares and may cost you more than paying other types of sales charges. Under the terms of the Plan, each Fund is authorized to make payments to the principal distributor of the Fund for remittance to broker-dealers, retirement platforms, and other financial intermediaries as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Fund's principal distributor is entitled to retain all fees paid under the Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares. The Funds' principal distributor is entitled to retain some or all fees payable under a Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Each Fund has adopted a Rule 12b-1 plan for Class A shares, which allows the Fund to pay distribution and other fees for the sale and distribution of Class A shares and for services provided to shareholders. The maximum level of distribution expenses is 0.25% per year of a Fund's average daily net assets allocable to Class A shares. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in Class A shares and may cost you more than paying other types of sales charges.

NET ASSET VALUE

The net asset value ("NAV") per share of each Class of shares of a Fund will be determined on each day the NYSE is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day (normally 4:00 p.m. Eastern Time).

Each Fund generally values portfolio securities at market value. If market quotations are not available or reliable, a Fund will value securities at their fair value as determined in good faith under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the

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valuation of a foreign security occurs between the close of the foreign security's primary exchange and the time the Funds calculate their NAV, the Funds will fair value the foreign security to account for this discrepancy. In addition, since certain foreign securities may trade on weekends or days when a Fund does not price its shares, the value of these securities may change on days when Fund shares cannot be purchased or redeemed.

HOW TO PURCHASE SHARES

Eligible Purchases

Purchases, exchanges and redemptions of Class C and Class A shares can be made only through institutional channels, such as broker-dealers, financial intermediaries and retirement platforms, which have established an agreement with the Funds' distributor. Financial intermediaries may charge additional fees for their services. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day's NAV.

Front-End Sales Charges – Class A Shares

The offering price of Class A Shares is the NAV next calculated after the Funds receive your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies depending on the amount of your investment.

Front-End Sales Charges – The Arbitrage Fund

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment	Dealer's Concession as a Percentage of Offering Price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.50%	1.52%	1.00%
$250,000 or more	0.00%	0.00%	up to 0.50%**

*  If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a deferred sales charge of up to 0.50% if you redeem your shares within twelve months of purchase.

**  The Distributor, at its own discretion, will pay a commission to dealers on purchases of $250,000 or more as follows: 0.50% on sales of $250,000 up to $3,000,000 and 0.25% on sales of $3,000,000 or more. Payments of 12b-1 fees to broker-dealers and others who receive a finder's fee will begin after the Class A shares have been held for one year.

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Front-End Sales Charges – The Arbitrage Credit Opportunities Fund, The Arbitrage Event-Driven Fund and The Arbitrage Tactical Equity Fund

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment	Dealer's Concession as a Percentage of Offering Price
Less than $100,000	3.25%	3.36%	2.75%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 or more	0.00%	0.00%	Up to 1.00%**

*  If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a deferred sales charge of up to 1.00% if you redeem your shares within eighteen months of purchase.

**  The Distributor, at its own discretion, will pay a commission to dealers on purchases of $500,000 or more as follows: 1.00% on sales of $500,000 up to $3,000,000, 0.50% on sales of $3,000,000 up to $10,000,000, and 0.25% on sales of $10,000,000 or more. Payments of 12b-1 fees to broker-dealers and others who receive a finder's fee will begin after the Class A shares have been held for one year.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A Shares, you purchase fewer shares than you would with the same investment in Class C Shares. Nevertheless, you are usually better off purchasing Class A Shares, rather than Class C Shares, and paying the front-end sales charge if you:

●  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C Shares may eventually exceed the cost of the front-end sales charge; and

●  qualify for a reduced or waived sales charge.

For more information on how to determine what share class is most appropriate for you, please see "Choosing a Share Class," below, or consult your broker or other financial intermediary.

You may qualify for reduced sales charges or sales charge waivers. Please consult your broker or other financial intermediary to see whether you qualify for a reduction or waiver of the sales charge. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

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Waiver of Front-End Sales Charge – Class A Shares

Certain investors may be eligible for a waiver of the sales charges due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge may be waived on Class A Shares purchased by:

●  Accounts advised by the Adviser;

●  Persons repurchasing shares they redeemed within the last 60 days (see "Repurchase of Class A Shares");

●  Employees, officers and directors, and members of their immediate family, of the Adviser;

●  Investors who acquire Class A Shares in one Fund through the exchange of Class A Shares in another Fund (See "Exchanging Shares");

●  Institutional retirement plans whereby an agreement is in place with the financial intermediary to offer those shares at NAV;

●  Asset allocation programs whereby an agreement is in place with the financial intermediary to offer those shares at NAV;

●  Other specific dealers, financial institutions, or programs whereby an agreement is in place with the financial intermediary to offer those shares at NAV;

●  Registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the Adviser or the Distributor;

●  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

●  Financial intermediary supermarkets and fee-based platforms. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer; and

●  Other investors as deemed appropriate by the Adviser.

Repurchase of Class A Shares

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 60 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. A Fund will combine the

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value of your purchases with the value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The value of your accumulated shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the transfer agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount as the Funds, their transfer agent and financial intermediaries may not maintain this information. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Funds may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

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General Information about Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, one or more promotional incentive programs for dealers may be instituted. Under any such program, dealers may receive cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

Information regarding the Funds' sales charges may be obtained free of charge by calling, toll-free, at (800) 295-4485.

Contingent Deferred Sales Charge

If your account value, including the amount of your current investment, totals $250,000 or more in Class A shares of The Arbitrage Fund or $500,000 or more in Class A shares of The Arbitrage Credit Opportunities Fund, The Arbitrage Event-Driven Fund or The Arbitrage Tactical Equity Fund, you will not pay a front-end sales charge on the current investment amount. However, if you sell these shares (for which you did not pay a front-end sales charge) within 12 months of purchase, with respect to shares of The Arbitrage Fund, or eighteen months of purchase, with respect to shares of The Arbitrage Credit Opportunities Fund, The Arbitrage Event-Driven Fund or The Arbitrage Tactical Equity Fund, you will pay a contingent deferred sales charge ("CDSC") of up to 0.50% for The Arbitrage Fund and up to 1.00% for The Arbitrage Credit Opportunities Fund, The Arbitrage Event-Driven Fund and The Arbitrage Tactical Equity Fund. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.

There is a 1% CDSC on Class C shares which you sell within 12 months of purchase. The amount of the CDSC is determined as a percentage of the original purchase price of the shares being redeemed. The CDSC primarily goes to the Funds' distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Fund will use the first-in, first-out ("FIFO") method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder's account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the "one year" mark. As an example, shares purchased on December 1, 2015 would be subject to the CDSC if they were redeemed prior to December 1, 2016. On or after December 1, 2016, they would not be subject to CDSC.

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Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see "Waiver of CDSC" below.

Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

●  Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

●  Required minimum distributions from a tax-deferred retirement plan or an individual retirement account ("IRA") as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Choosing a Share Class

Each Fund offers four classes of shares, Class R, Class I, Class C, and Class A. The four classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums (the minimum investment amounts are subject to waiver, as discussed below).

Class A shares and Class R shares are subject to an annual 12b-1 fee of up to 0.25% of a Fund's average daily net assets allocable to that share class. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Class I shares are not subject to any 12b-1 fees.

Class A shares are sold subject to a front-end sales charge. Class R shares and Class I shares of each Fund are no-load. This means that shares may be purchased without the imposition of any sales charge. There is a 1% CDSC on class C shares if you sell within 12 months of a purchase. A CDSC may be imposed on certain purchases of Class A shares, as described above in "Contingent Deferred Sales Charge."

Purchases, exchanges and redemptions of Class A and Class C shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Funds' Distributor. Financial intermediaries may charge additional fees for their services. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day's NAV.

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Class I shares are available only to shareholders who invest directly in a Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution fee from the Fund or the Adviser. There is also a higher minimum initial investment requirement with respect to Class I shares in "Minimum Investments Amounts," below.

If you qualify as a purchaser of Class I shares, but your account is invested in Class R shares, you may convert your Class R shares to Class I shares based on the relative net asset values of the two Classes on the conversion date.

Shares of a Fund are available for purchase from the Fund every day the NYSE is open for business, at the NAV (or offering price, for Class A shares) next calculated after receipt of the purchase request in good order. Each Fund mails you confirmations of all purchases or redemptions of Fund shares.

Minimum Investment Amounts

Class R shares* – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through a Fund's Automatic Investment Plan, which has a $100 minimum for investments.

Class I shares* – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through a Fund's Automatic Investment Plan, which has a $100 minimum for investments.

Class C shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class C shares.

Class A shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class A shares.

Each Fund has granted the authority to the Adviser, in its sole discretion, to waive the initial investment minimums for the Class A Shares. The Adviser, though granted sole discretion by each Fund, has committed to consult the Fund's Chief Compliance Officer prior to authorizing any such waivers.

*  Additionally, there will be no investment minimums for either share class for both omnibus and non-omnibus accounts held by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) employee benefit plans, like 401(k) retirement plans; (2) fee-based advisory or "wrap" programs; (3) mutual fund supermarkets or platforms such as those maintained by Schwab, Fidelity, TD Ameritrade or other broker-dealers; (4) consulting firms; and (5) trust companies.

Shares of each Fund are offered on a continuous basis. Each Fund reserves the right, in its sole discretion, to reject any application to purchase shares.

When Orders Are Processed

All shares will be purchased at the NAV per share next determined after a Fund or its agent receives your purchase request in good order. All requests received in good order by a Fund before 4:00 p.m.

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(Eastern Time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Purchase through Brokers and other Intermediaries

You may use your broker, dealer, financial institution or other servicing agent to purchase shares of a Fund if the servicing agent has an agreement with the Fund's distributor. Please note that such agents may charge additional fees for their services. Depending on your servicing agent's arrangements with a Fund, you may qualify to purchase Class I shares, which are subject to lower ongoing expenses. Please see "Choosing a Share Class" above for more information or contact your servicing agent. You should also note that your servicing agent may become a record shareholder of a Fund requiring all purchase and redemption requests to be sent through your servicing agent. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund. You should carefully read the program materials provided to you by your servicing agent.

Certain servicing agents may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of a Fund through such companies. The Adviser or a Fund may pay fees to these servicing agents for their services. They may also compensate servicing agents in connection with the sale of Fund shares. These payments may create an incentive for the servicing agents to recommend that you purchase Fund shares.

Purchase by Wire

The Fund numbers are as follows:

The Arbitrage Fund Class R – 1001

The Arbitrage Fund Class I – 1000

The Arbitrage Credit Opportunities Fund Class R – 7000

The Arbitrage Credit Opportunities Fund Class I – 7001

The Arbitrage Fund Event-Driven Fund Class R – 6001

The Arbitrage Fund Event-Driven Fund Class – 6000

The Arbitrage Tactical Equity Fund Class R – 4301

The Arbitrage Tactical Equity Fund Class I – 4300

If you wish to wire money to invest in Class R shares or Class I shares of a Fund, please call the Funds at 1-800-295-4485 to notify the Funds that a wire transfer is coming. There are no direct purchases for Class C or Class A shares of a Fund. You may use the following instructions:

The Arbitrage Funds
United Missouri Bank

For further credit to: Name/Fund #/Account #

If the shareholder would like to make a fund purchase via wire transfer, he/she must contact the Fund's transfer agent for proper wire instructions.

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Automatic Investment Plan

Class R and Class I shareholders may participate in the Funds' Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $2,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1-800-295-4485 for more information about the Automatic Investment Plan.

Retirement Plans

You may purchase shares of a Fund for your individual retirement plans. Please call the Funds at 1-800-295-4485 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

The Funds do not accept cash, credit card checks, money orders, travelers checks, third party checks, or bearer forms securities of any kind.

REDEMPTIONS

Redemptions for Class C and Class A shares, like purchases, may generally be effected only through retirement plans, broker-dealers and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares. The redemption price of Class C and Class A shares subject to a CDSC will be reduced by any applicable CDSC. The CDSC may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the charge will be deducted from the redemption proceeds.

Written Redemption Requests

You will be entitled to redeem all or any portion of the Class R shares or Class I shares credited to your account by submitting a written request for redemption to:

Regular Mail

The Arbitrage Funds
c/o DST Systems, Inc.
P.O. Box 219842
Kansas City, MO 64121-9842

Express/Overnight Mail

The Arbitrage Funds
c/o DST Systems, Inc.
430 W. 7th St.
Kansas City, MO 64105

Redeeming By Telephone

You may redeem Class R shares or Class I shares by telephone having a value of up to a maximum of $25,000 in any 30-day period. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in

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the United States as designated on your application. To redeem by telephone, call 1-800-295-4485. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to you unless you have instructed the Funds to remove this privilege from your account.

The telephone redemption privilege will not be available with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. Each Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If a Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption proceeds to be sent by wire transfer, you will be required to pay a $15 wire transfer fee to cover costs associated with the transfer. In addition, your bank may impose a charge for receiving wires.

Redemption Fee

A redemption fee is not imposed on redemptions of Class C shares of the Funds. A redemption fee is not imposed on redemptions of Class A shares of the Funds subject to a CDSC. For redemptions of Class A shares not subject to a CDSC, a redemption fee of 2% of the dollar value of the shares redeemed, payable to the applicable Fund, is imposed on any redemption of shares within 30 days of the date of purchase of The Arbitrage Fund, The Arbitrage Event-Driven Fund or The Arbitrage Tactical Equity Fund, or 60 days of the date of purchase of The Arbitrage Credit Opportunities Fund.

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the applicable Fund, is imposed on any redemption of Class R or Class I shares within 30 days of the date of purchase of The Arbitrage Fund, The Arbitrage Event-Driven Fund or The Arbitrage Tactical Equity Fund, or 60 days of the date of purchase of The Arbitrage Credit Opportunities Fund. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

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The redemption fee will not be assessed on the redemption of shares held through qualified retirement plans. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 701/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. Redemptions resulting from recharacterizations and/or excess contributions from an IRA account also may be waived. The Funds may require documentation in connection with these waivers.

In addition to the circumstances noted in the preceding paragraph, each Fund has granted authority to the Adviser to waive the redemption fee at its sole discretion where the Adviser believes such waiver is in the best interests of the Fund. The Adviser, though granted sole discretion by the Funds, has committed to consult the Funds' Chief Compliance Officer prior to authorizing any such waivers.

Systematic Withdrawal Plan

If an account has a current value of at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $500 or more. If you wish to open a Systematic Withdrawal Plan, please contact the Funds at 1-800-295-4485.

When Redemptions are Sent

Once a Fund receives your redemption request from a financial intermediary in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, the applicable Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days).

A Fund may delay the payment of redemption proceeds for up to seven days in all cases. In addition, a Fund can suspend redemptions and/or postpone payments or redemption proceeds beyond seven days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Good Order

Your redemption request will be processed if it is received from a financial intermediary in "good order." To be in good order, the following conditions must be satisfied:

●  The request should indicate the name of the applicable Fund;

●  The request should indicate the number of shares or dollar amount to be redeemed;

●  The request must identify the name(s) on your account and your account number; and

●  The request should be signed by you and any other person listed on the account, exactly as the shares are registered.

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See below for a discussion on when the signature(s) on the request must be guaranteed by an eligible medallion signature guarantor.

When You Need Signature Guarantees

A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required if:

●  you request a redemption to be made payable to a person not on record with the Funds;

●  you request that a redemption be mailed to an address other than that on record with the Funds, or a change of address request was received by the transfer agent within the last 30 days;

●  when establishing or modifying certain services on an account; or

●  the shares to be redeemed over any 30-day period have a value of greater than $25,000.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Funds to obtain this form. Further, in some cases, documentation may be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

●  A Medallion signature guarantee is designed to protect you and The Arbitrage Funds from fraud by verifying your signature. You may need to have your signature guaranteed in certain situations, such as:

●  Written requests: (1) to redeem over $100,000 or (2) to wire redemption proceeds when prior bank account authorization is not on file.

●  Remitting redemption proceeds to any person, address, or bank account not on file.

●  Transferring redemption proceeds to an Arbitrage Fund account with a different registration (name or ownership) from yours.

●  Establishing certain services after the account is opened.

●  The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to The Arbitrage Funds. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor's stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Retirement Plans

If you are redeeming shares from an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Brokers

If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Low Balances and Redemption "In Kind"

If at any time your account balance falls below $1,000 for Class R shares or $50,000 for Class I shares, the Funds may notify you that, unless the account is brought up to at least that amount, your account could be closed. The Funds may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record on your account. In addition, with respect to Class I shares, the Funds may convert your Class I shares into Class R shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Class I shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Class I shares.

If at any time your account balance falls below $1,000 for Class C shares, the Funds or their agents may notify you that, unless the account is brought up to at least that amount, your account could be closed. The Funds or their agents may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record on your account.

The Funds may pay redemption requests "in kind." This means that the Funds may pay redemption requests entirely or partially with securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

Cost Basis Information

Since January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service ("IRS") on the shareholders' Consolidated Form 1099s when "covered" shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing

76 PROSPECTUS | SEPTEMBER 30 • 2016

THE ARBITRAGE FUNDS

net asset values, and the entire position is not sold at one time. The Funds' standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method other than the Funds' standing method at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Funds' Board of Trustees discourages frequent purchases and redemptions of Class R, Class I, and Class A shares by:

1)  Reserving the right to reject any purchase order for any reason or no reason, including purchase requests from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares; and

2)  Imposing a 2% redemption fee on redemptions that occur within 30 days of the share purchase for The Arbitrage Fund, The Arbitrage Event-Driven Fund and The Arbitrage Tactical Equity Fund and within 60 days of the share purchase for The Arbitrage Credit Opportunities Fund.

The redemption fee applies to all investors, including those investors that invest in omnibus accounts at intermediaries such as investment advisers, broker-dealers and third party administrators. The Funds rely on intermediaries to determine when a redemption occurs within 30 and 60 days of a purchase. The right to reject an order applies to any order, including an order placed from an omnibus account, as applicable. Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

With regard to the Funds' Class C shares, the Funds' Board of Trustees has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because it believes that since the Class C shares have a CDSC it is unlikely that the Class C shares will experience frequent purchases and redemptions that are disruptive to the Fund. The Funds' Board of Trustees may reconsider its decision not to adopt such policies and procedures if it determines there is unusual trading in Class C shares of the Funds. In addition, the Funds reserve the right to reject any Class C purchase order for any reason or no reason, including purchase requests from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares. The right to reject an order applies to any order, including an order placed from an omnibus account.

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EXCHANGING SHARES

Class R shares of any Fund may be exchanged for Class R shares of another Fund at their relative net asset values. Class I shares of any Fund may be exchanged for Class I shares of another Fund at their relative net asset values.

Class C shares of any Fund may be exchanged for Class C shares of another Fund at their relative net asset values, provided you have held such shares for at least thirty days. For purposes of calculating the CDSC, such shares will be deemed to have been held since the date the shares being exchanged were initially purchased. Class C shares of any Fund may be exchanged for Class R or Class I shares of the same Fund, provided (1) you meet the investment eligibility requirements for purchase of shares of the class you wish to exchange into, and (2) you have held your Class C shares for longer than twelve months.

Class A shares of any Fund may be exchanged for Class A shares of another Fund at their relative net asset values, provided you have held such shares for at least thirty days. For purposes of calculating the CDSC, such shares will be deemed to have been held since the date the shares being exchanged were initially purchased. Class A shares of any Fund may be exchanged for Class R or Class I shares of the same Fund, provided (1) you meet the investment eligibility requirements for purchase of shares of the class you wish to exchange into, and (2) for Class A shares subject to a CDSC, you have held such shares for longer than twelve months, with respect to shares of The Arbitrage Fund, or eighteen months, with respect to shares of The Arbitrage Credit Opportunities Fund, The Arbitrage Event-Driven Fund and The Arbitrage Tactical Equity Fund.

The Fund reserves the right to reject any exchange request for any reason or no reason. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. To exchange shares:

1.  Read this Prospectus carefully.

2.  Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

3.  Contact your financial intermediary, or call DST Systems, Inc. at (800) 295-4485. You may also make an exchange by writing to The Arbitrage Funds, c/o DST Systems, Inc., P.O. Box 219842, Kansas City, Missouri 64121-9842.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Funds intend to qualify as regulated investment companies for federal income tax purposes and, as such, they will not be subject to federal income tax on their taxable income and gains that they distribute to their shareholders. Under ordinary circumstances, the Funds intend to distribute their income and gains in such a way that they will not be subject to a federal excise tax on certain undistributed amounts. However, no assurance can be given that the Funds will not be subject to the excise tax.

78 PROSPECTUS | SEPTEMBER 30 • 2016

THE ARBITRAGE FUNDS

The Arbitrage Fund, The Arbitrage Event-Driven Fund and The Arbitrage Tactical Equity Fund intend to distribute substantially all of their net investment income and net realized capital gains in December. The Arbitrage Credit Opportunities Fund intends to distribute a portion of its net investment income in March, June and September, and substantially all of the remainder of its net investment income and substantially all of its net realized capital gains in December. Distributions will be reinvested in shares of the Funds unless you elect to receive cash. Distributions from net investment income (including any excess of net short-term capital gains over net long-term capital losses) are generally taxable to investors as ordinary income (although a portion of such distributions may be taxable to investors at the lower rate applicable to qualified dividend income), while distributions of capital gains (the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains, regardless of your holding period of Fund shares. The Funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation, unless they incur debt to finance the acquisition of Fund shares.

Redemptions of shares of the Funds are taxable events on which you may realize a gain or loss.

U.S. individuals, trusts and estates with income above certain thresholds are subject to the Medicare contribution tax at a rate of 3.8% on their net investment income, which includes interest, dividends and capital gains.

Federal law requires the Funds (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Funds will use average cost as the default cost basis method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

The Funds require you to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold 28% of any distribution and redemption proceeds. The Funds reserve the right to reject your purchase order if you have not provided a certified social security or taxpayer identification number.

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The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

Foreign Taxes

The Fund may be subject to foreign withholding taxes with respect to income from foreign securities. The Funds do not expect to be able to "pass through" those taxes to the shareholders but will deduct such amounts in determining how much the Funds are required to distribute to their shareholders.

U.S. Taxation of Foreign Shareholders

Nonresident aliens, foreign corporations and other non-U.S. investors in the Funds will be subject to a 30% withholding tax on dividend distributions (other than capital gain dividends, unless the shareholder is entitled to a lower rate pursuant to an applicable tax treaty). A foreign shareholder must provide an applicable Form W-8 certifying its foreign status and the applicability of any treaty. Foreign investors are generally not subject to U.S. income tax or distributions of capital gains and capital gains recognized on the sale, exchange, or redemption of shares unless they are present in the U.S. for 183 days or more in a taxable year, or such gains are effectively connected with a U.S. trade or business. Under the Foreign Account Tax Compliance Act ("FATCA"), the Funds are required to withhold tax at the rate of 30% on payments to foreign entities that do not comply with information reporting requirements under FATCA.

All foreign investors should consult their tax advisors about the tax consequences of investing in a Fund.

80 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for each fiscal period shown for Class R shares, Class I shares, Class C shares and Class A shares.

Please note that the financial highlights information represents financial highlights of each Fund through May 31 of each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report for the fiscal year ended May 31, 2016, which is available upon request.

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The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$12.97	$12.58	$12.50	$12.80	$12.77
Income (loss) from investment operations
Net investment loss(a)	(0.06)	(0.11)	(0.09)	(0.10)	(0.11)
Net realized and unrealized gains on investments and foreign currencies	0.17	0.53	0.23	0.15	0.44
Total from investment operations	0.11	0.42	0.14	0.05	0.33
Less distributions
From net investment income	—	—	—	(0.09)	—
From net realized gains	(0.30)	(0.03)	(0.06)	(0.26)	(0.30)
Total Distributions	(0.30)	(0.03)	(0.06)	(0.35)	(0.30)
Proceeds from redemption fees collected(b)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.78	$12.97	$12.58	$12.50	$12.80
Total Return(c)	0.87%	3.35%	1.10%	0.42%	2.54%
Net assets, end of period (in 000s)	$433,936	$500,440	$760,750	$916,677	$1,003,646
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(d)	1.88%	2.31%	2.17%	1.97%	2.23%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.88%	2.31%	2.17%	1.97%	2.23%
Net investment loss	(0.51)%	(0.87)%	(0.70)%	(0.78)%	(0.83)%
Portfolio turnover rate	321%	514%	462%	459%	563%

(a)  Per share amounts were calculated using average shares for the year.

(b)  Amount rounds to less than $0.01 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.34%, 0.68%, 0.60%, 0.42% and 0.58% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.07%, 0.18%, 0.12%, 0.10% and 0.20% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47%, 1.45%, 1.45%, 1.45% and 1.45% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

82 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$13.28	$12.86	$12.74	$13.04	$12.98
Income (loss) from investment operations
Net investment loss(a)	(0.03)	(0.09)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gains on investments and foreign currencies	0.18	0.54	0.23	0.16	0.43
Total from investment operations	0.15	0.45	0.18	0.09	0.36
Less distributions
From net investment income	—	—	—	(0.13)	—
From net realized gains	(0.30)	(0.03)	(0.06)	(0.26)	(0.30)
Total Distributions	(0.30)	(0.03)	(0.06)	(0.39)	(0.30)
Proceeds from redemption fees collected(b)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$13.13	$13.28	$12.86	$12.74	$13.04
Total Return(c)	1.16%	3.51%	1.39%	0.67%	2.74%
Net assets, end of period (in 000s)	$1,395,178	$1,514,685	$1,712,120	$1,937,514	$2,084,530
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(d)	1.63%	2.06%	1.92%	1.72%	1.98%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.63%	2.06%	1.92%	1.72%	1.98%
Net investment loss	(0.24)%	(0.65)%	(0.42)%	(0.51)%	(0.56)%
Portfolio turnover rate	321%	514%	462%	459%	563%

(a)  Per share amounts were calculated using average shares for the year.

(b)  Amount rounds to less than $0.01 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.34%, 0.68%, 0.60%, 0.42%, and 0.58%, of average net assets for the years ended May 31, 2016, 2015, 2014, 2013, and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.07%, 0.18%, 0.12%, 0.10% and 0.20% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.22%, 1.20%, 1.20%, 1.20% and 1.20% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

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The Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$12.65	$12.37	$12.38	$12.80
Income (loss) from investment operations
Net investment loss(b)	(0.16)	(0.20)	(0.18)	(0.23)
Net realized and unrealized gains on investments and foreign currencies	0.18	0.51	0.23	0.20
Total from investment operations	0.02	0.31	0.05	(0.03)
Less distributions
From net investment income	—	—	—	(0.13)
From net realized gains	(0.30)	(0.03)	(0.06)	(0.26)
Total Distributions	(0.30)	(0.03)	(0.06)	(0.39)
Proceeds from redemption fees collected	—	—	—	0.00 (c)
Net asset value, end of period	$12.37	$12.65	$12.37	$12.38
Total Return(d)	0.18%	2.52%	0.38%	(0.27)%
Net assets, end of period (in 000s)	$30,814	$32,958	$33,589	$18,741
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(e)	2.63%	3.06%	2.92%	2.75%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	2.63%	3.06%	2.92%	2.75%
Net investment loss	(1.28)%	(1.60)%	(1.45)%	(1.84)%
Portfolio turnover rate	321%	514%	462%	459%

(a)  Commenced operations on June 1, 2012.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Dividend expense totaled 0.34%, 0.68%, 0.60% and 0.42% of average net assets for the years ended May 31, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.07%, 0.18%, 0.12% and 0.11% of average net assets for the years ended May 31, 2016, 2015, 2014 and 2013, respectively.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.22%, 2.20%, 2.20% and 2.20% of average net assets for the years ended May 31, 2016, 2015, 2014, and 2013, respectively.

84 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
Net asset value, beginning of period	$12.97	$12.59	$12.50
Income (loss) from investment operations
Net investment loss(b)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gains on investments and foreign currencies	0.19	0.50	0.24
Total from investment operations	0.12	0.41	0.15
Less distributions
From net investment income	—	—	—
From net realized gains	(0.30)	(0.03)	(0.06)
Total Distributions	(0.30)	(0.03)	(0.06)
Proceeds from redemption fees collected	—	—	0.00 (c)
Net asset value, end of period	$12.79	$12.97	$12.59
Total Return(d)	0.95%	3.27%	1.18%
Net assets, end of period (in 000s)	$8,421	$17,458	$6,655
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(e)	1.87%	2.31%	2.18%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.87%	2.31%	2.18%
Net investment loss	(0.56)%	(0.70)%	(0.69)%
Portfolio turnover rate	321%	514%	462%

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Dividend expense totaled 0.33%, 0.68% and 0.60% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.07%, 0.18% and 0.12% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47%, 1.45% and 1.46% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively.

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The Arbitrage Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$9.95	$10.28	$10.18	$10.00
Income (loss) from investment operations
Net investment income(b)	0.25	0.28	0.40	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.24)	(0.29)	0.08	0.06
Total from investment operations	0.01	(0.01)	0.48	0.23
Less distributions
From net investment income	(0.27)	(0.32)	(0.39)	(0.05)
Total Distributions	(0.27)	(0.32)	(0.39)	(0.05)
Proceeds from redemption fees collected	—	0.00 (c)	0.01	0.00	(c)
Net asset value, end of period	$9.69	$9.95	$10.28	$10.18
Total Return(d)	0.10%	(0.10)%	4.99%	2.33	%(e)
Net assets, end of period (in 000s)	$12,426	$22,728	$6,393	$1,671
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(g)	1.92%	2.27%	2.71%	3.79	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.67%	2.03%	1.67%	1.55	%(f)
Net investment income	2.62%	2.84%	3.97%	2.49	%(f)
Portfolio turnover rate	181%	191%	181%	92	%(e)

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not Annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.03%, 0.06%, 0.10% and 0.03% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.14%, 0.47%, 0.07% and 0.02% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.50%, 1.50%, 1.50% and 1.50% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

86 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$9.93	$10.25	$10.16	$10.00
Income (loss) from investment operations
Net investment income(b)	0.27	0.33	0.42	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.24)	(0.31)	0.08	0.08
Total from investment operations	0.03	0.02	0.50	0.25
Less distributions
From net investment income	(0.29)	(0.34)	(0.41)	(0.09)
Total Distributions	(0.29)	(0.34)	(0.41)	(0.09)
Proceeds from redemption fees collected	—	0.00 (c)	0.00 (c)	—
Net asset value, end of period	$9.67	$9.93	$10.25	$10.16
Total Return(d)	0.30%	0.16%	5.08%	2.49	%(e)
Net assets, end of period (in 000s)	$41,992	$46,118	$23,039	$3,462
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(g)	1.68%	2.04%	2.37%	3.64	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.43%	1.78%	1.42%	1.29	%(f)
Net investment income	2.84%	3.28%	4.16%	2.62	%(f)
Portfolio turnover rate	181%	191%	181%	92	%(e)

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not Annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.04%, 0.06%, 0.10% and 0.03% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.14%, 0.47%, 0.07% and 0.01% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25%, 1.25%, 1.25% and 1.25% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

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The Arbitrage Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$9.89	$10.23	$10.17	$10.00
Income (loss) from investment operations
Net investment income(b)	0.18	0.22	0.34	0.11
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.25)	(0.30)	0.07	0.09
Total from investment operations	(0.07)	(0.08)	0.41	0.20
Less distributions
From net investment income	(0.21)	(0.26)	(0.35)	(0.03)
Total Distributions	(0.21)	(0.26)	(0.35)	(0.03)
Net asset value, end of period	$9.61	$9.89	$10.23	$10.17
Total Return(c)	(0.72)%	(0.76)%	4.17%	2.01	%(d)
Net assets, end of period (in 000s)	$1,220	$2,020	$716	$26
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(f)	2.68%	3.05%	3.37%	4.69	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	2.43%	2.78%	2.42%	2.30	%(e)
Net investment income	1.92%	2.24%	3.37%	1.58	%(e)
Portfolio turnover rate	181%	191%	181%	92	%(d)

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not Annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.04%, 0.06%, 0.10% and 0.03% (annualized) of average net assets for the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.14%, 0.47%, 0.07% and 0.01% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.25%, 2.25%, 2.25% and 2.25% (annualized) of average net assets for the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

88 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
Net asset value, beginning of period	$9.93	$10.25	$10.18
Income (loss) from investment operations
Net investment income(b)	0.25	0.29	0.39
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.25)	(0.29)	0.09
Total from investment operations	—	—	0.48
Less distributions
From net investment income	(0.26)	(0.32)	(0.41)
Total Distributions	(0.26)	(0.32)	(0.41)
Net asset value, end of period	$9.67	$9.93	$10.25
Total Return(c)	0.02%	(0.01)%	4.86%
Net assets, end of period (in 000s)	$104	$630	$28
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(d)	1.91%	2.29%	2.77%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.66%	2.03%	1.67%
Net investment income	2.62%	2.95%	3.89%
Portfolio turnover rate	181%	191%	181%

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.02%, 0.06% and 0.10% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.14%, 0.47% and 0.07% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.50%, 1.50% and 1.50% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively.

| 89

The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$9.73		$10.29	$9.80	$9.79	$10.23
Income (loss) from investment operations
Net investment income (loss)(a)	(0.02)		0.04	0.10	0.15	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.53)		(0.36)	0.46	0.11	0.09
Total from investment operations	(0.55)		(0.32)	0.56	0.26	0.19
Less distributions
From net investment income	(0.20)		(0.08)	(0.06)	(0.10)	(0.15)
From net realized gains	(0.00	)(b)	(0.16)	(0.01)	(0.15)	(0.48)
Total Distributions	(0.20)		(0.24)	(0.07)	(0.25)	(0.63)
Proceeds from redemption fees collected(b)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$8.98		$9.73	$10.29	$9.80	$9.79
Total Return(c)	(5.55)%		(3.12)%	5.75%	2.72%	1.88%
Net assets, end of period (in 000s)	$80,114		$195,014	$204,055	$10,080	$8,976
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(d)	2.62%		2.52%	2.33%	2.55%	2.67%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	2.46%		2.50%	2.31%	2.18%	2.17%
Net investment income (loss)	(0.27)%		0.37%	1.04%	1.58%	1.02%
Portfolio turnover rate	350%		451%	340%	336%	490%

(a)  Per share amounts were calculated using average shares for the year.

(b)  Amount rounds to less than $0.01 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.58%, 0.55%, 0.49%, 0.36% and 0.27% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.19%, 0.26%, 0.13%, 0.13% and 0.21% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

90 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$9.81		$10.37	$9.86	$9.82	$10.24
Income (loss) from investment operations
Net investment income (loss)(a)	(0.02)		0.06	0.13	0.16	0.12
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.51)		(0.37)	0.46	0.13	0.09
Total from investment operations	(0.53)		(0.31)	0.59	0.29	0.21
Less distributions
From net investment income	(0.24)		(0.09)	(0.07)	(0.10)	(0.15)
From net realized gains	(0.00	)(b)	(0.16)	(0.01)	(0.15)	(0.48)
Total Distributions	(0.24)		(0.25)	(0.08)	(0.25)	(0.63)
Proceeds from redemption fees collected	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$9.04		$9.81	$10.37	$9.86	$9.82
Total Return(c)	(5.27)%		(2.96)%	6.02%	3.04%	2.09%
Net assets, end of period (in 000s)	$95,155		$390,102	$290,999	$41,493	$21,389
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(d)	2.37%		2.27%	2.11%	2.31%	2.42%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	2.21%		2.25%	2.06%	1.93%	1.92%
Net investment income (loss)	(0.26)%		0.62%	1.31%	1.68%	1.25%
Portfolio turnover rate	350%		451%	340%	336%	490%

(a)  Per share amounts were calculated using average shares for the year.

(b)  Amount rounds to less than $0.01 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.58%, 0.55%, 0.49%, 0.36% and 0.27% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.19%, 0.26%, 0.13%, 0.13% and 0.21% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

| 91

The Arbitrage Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$9.62		$10.22		$9.78	$9.79
Income (loss) from investment operations
Net investment income (loss)(b)	(0.09)		(0.04)		0.03	0.09
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.50)		(0.36)		0.46	0.13
Total from investment operations	(0.59)		(0.40)		0.49	0.22
Less distributions
From net investment income	(0.12)		(0.04)		(0.04)	(0.08)
From net realized gains	(0.00	)(c)	(0.16)		(0.01)	(0.15)
Total Distributions	(0.12)		(0.20)		(0.05)	(0.23)
Net asset value, end of period	$8.91		$9.62		$10.22	$9.78
Total Return(d)	(6.14)%		(3.95)		5.05%	2.33%
Net assets, end of period (in 000s)	$2,538		$5,020		$4,232	$342
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(e)	3.37%		3.27%		3.12%	3.31%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	3.21%		3.25%		3.06%	2.93%
Net investment income (loss)	(0.95)%		(0.37	)%(f)	0.32%	0.95%
Portfolio turnover rate	350%		451%		340%	336%

(a)  Commenced operations on June 1, 2012.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled %, 0.55%, 0.49%, and 0.36% of average net assets for the years ended May 31, 2016, 2015, 2014 and 2013, respectively.

(e)  Dividend expense totaled 0.59%, 0.55%, 0.49% and 0.36% of average net assets for the years ended May 31, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.18%, 0.26%, 0.13% and 0.13% of average net assets for the years ended May 31, 2016, 2015, 2014 and 2013, respectively.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44%, 2.44%, 2.44% and 2.44% of average net assets for the years ended May 31, 2016, 2015, 2014, and 2013, respectively.

92 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
Net asset value, beginning of period	$9.73		$10.30	$9.80
Income (loss) from investment operations
Net investment income (loss)(b)	(0.03)		0.03	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.52)		(0.36)	0.47
Total from investment operations	(0.55)		(0.33)	0.57
Less distributions
From net investment income	(0.20)		(0.08)	(0.06)
From net realized gains	(0.00	)(c)	(0.16)	(0.01)
Total Distributions	(0.20)		(0.24)	(0.07)
Proceeds from redemption fees collected	—		—	0.00 (c)
Net asset value, end of period	$8.98		$9.73	$10.30
Total Return(d)	(5.54)%		(3.22)%	5.85%
Net assets, end of period (in 000s)	$2,062		$5,341	$3,830
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(e)	2.63%		2.52%	2.36%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	2.47%		2.50%	2.31%
Net investment income (loss)	(0.28)%		0.35%	0.98%
Portfolio turnover rate	350%		451%	340%

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares for the year.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Dividend expense totaled 0.59%, 0.55% and 0.49% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.19%, 0.26% and 0.13% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69%, 1.69% and 1.69% of average net assets for the years ended May 31, 2016, 2015 and 2014, respectively.

| 93

The Arbitrage Tactical Equity Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.12	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.03)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.69)	0.22
Total from investment operations	(0.72)	0.12
Less distributions
From net realized gains	(0.09)	—
Total Distributions	(0.09)	—
Net asset value, end of period	$9.31	$10.12
Total Return(c)	(7.12)%	1.20	%(d)
Net assets, end of period (in 000s)	$9	$10
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(f)	20.24%	44.48	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	2.62%	2.85	%(e)
Net investment loss	(0.34)%	(2.35	)%(e)
Portfolio turnover rate	416%	235	%(d)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares for the period.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized

(e)  Annualized.

(f)  Dividend expense totaled 0.70% and 1.01% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.23% and 0.15% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% and 1.69% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

94 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Tactical Equity Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.12	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.04)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.68)	0.21
Total from investment operations	(0.72)	0.12
Less distributions
From net realized gains	(0.09)	—
Total Distributions	(0.09)	—
Net asset value, end of period	$9.31	$10.12
Total Return(c)	(7.12)%	1.20	%(d)
Net assets, end of period (in 000s)	$1,302	$1,386
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(f)	20.02%	28.08	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	2.40%	2.60	%(e)
Net investment loss	(0.47)%	(2.15	)%(e)
Portfolio turnover rate	416%	235	%(d)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares for the period.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.72% and 1.01% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.24% and 0.15% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% and 1.44% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

| 95

The Arbitrage Tactical Equity Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.12	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.10)	(0.13)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.62)	0.25
Total from investment operations	(0.72)	0.12
Less distributions
From net realized gains	(0.09)	—
Total Distributions	(0.09)	—
Net asset value, end of period	$9.31	$10.12
Total Return(c)	(7.12)%	1.20	%(d)
Net assets, end of period (in 000s)	$9	$10
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(f)	20.99%	45.25	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	3.37%	3.60	%(e)
Net investment loss	(1.09)%	(3.10	)%(e)
Portfolio turnover rate	416%	235	%(d)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares for the period.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not Annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.70% and 1.01% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.23% and 0.15% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% and 2.44% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

96 PROSPECTUS | SEPTEMBER 30 • 2016

FINANCIAL HIGHLIGHTS

The Arbitrage Tactical Equity Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31, 2016	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.12	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.03)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.69)	0.22
Total from investment operations	(0.72)	0.12
Less distributions
From net realized gains	(0.09)	—
Total Distributions	(0.09)	—
Net asset value, end of period	$9.31	$10.12
Total Return(c)	(7.12)%	1.20	%(d)
Net assets, end of period (in 000s)	$9	$10
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(f)	20.24%	44.49	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	2.62%	2.85	%(e)
Net investment loss	(0.34)%	(2.35	)%(e)
Portfolio turnover rate	416%	235	%(d)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares for the period.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.70% and 1.01% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.23% and 0.15% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% and 1.69% (annualized) of average net assets for the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

| 97

PRIVACY POLICY

Commitment to Consumer Privacy

The Arbitrage Funds are committed to handling consumer information responsibly. We recognize and respect the privacy expectations of each of our customers. We believe the confidentiality and protection of consumer information is one of our fundamental responsibilities.

Collection and Disclosure of Shareholder Information

Consumer information collected by, or on behalf, of The Arbitrage Funds generally comes from the following sources:

●  Account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or consumers inquiring about The Arbitrage Funds;

●  Transaction history of a shareholder's account; or

●  Third parties.

We may disclose consumer information to third parties who are not affiliated with The Arbitrage Funds:

●  as permitted by law, for example with service providers who maintain or service customer accounts for The Arbitrage Funds or to a shareholder's broker/dealer; or

●  to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to The Arbitrage Funds:

●  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Arbitrage Funds; and

●  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers of The Arbitrage Funds.

98 PROSPECTUS | SEPTEMBER 30 • 2016

The Arbitrage Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Event-Driven Fund

The Arbitrage Tactical Equity Fund

  Adviser  Water Island Capital, LLC
41 Madison Avenue, 42nd Floor
New York, NY 10010

  Distributor  ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

  Transfer Agent  DST Systems, Inc.
P.O. Box 219842
Kansas City, MO 64121-9842

Additional information about the Funds is included in the Statement of Additional Information ("SAI"), which is hereby incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semi-annual reports or other information about the Funds, or to make shareholder inquiries about the Funds, please call (800) 295-4485. You may also write to:

The Arbitrage Funds

c/o DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

As indicated above, the SAI and the annual and semi-annual reports are available upon telephonic or written request. They are also available free of charge on the Funds' website, at http://www.thearbitragefunds.com, and on the SEC's Internet site, as discussed below.

You may review and obtain copies of Fund information, including the SAI, at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-09815